LIQUIDITY AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Liquidity and Capital Management [Abstract]
Schedule of Contractual Obligations
The table below presents the partnership’s contractual obligations as of December 31, 2025:

(US$ Millions)		Payments due by period
Dec. 31, 2025	Total	< 1 Year(4)	1 Year	2 Years	3 Years	4 Years	> 5 Years
Debt obligations(1)	$46,487	$17,465	$10,298	$4,709	$8,532	$2,923	$2,560
Capital securities	1,406	786	—	—	71	82	467
Lease obligations	11,278	61	60	60	61	60	10,976
Commitments(2)	157	147	7	—	—	3	—

Interest expense(3):
Debt obligations	6,044	2,306	1,630	994	603	247	264
Capital securities	307	98	45	46	46	41	31
Interest rate swaps	(43)	(13)	(13)	(9)	(7)	(1)	—
(1)Debt obligations gross of deferred financing costs of $257 million.
(2)Primarily consists of construction commitments on commercial developments.
(3)Represents aggregate interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates.
(4)Of the $17,465 million in <1 Year maturities, approximately $10,784 million will be addressed through refinancings, repayments, and other measures subsequent to December 31,2025 and, of the remaining maturities, $6,681 million have extension options in place